Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2016
Vessels, Net [Abstract]
Schedule of vessels, net
	Vessels Cost	Accumulated Depreciation	Net Book Value
December 31, 2013	$105,008	$(33,174)	$71,834
Depreciation	-	(4,896)	(4,896)
Disposal of vessels	(29,180)	12,726	(16,454)
Leased vessel	12,250	(424)	11,826
December 31, 2014	$88,078	$(25,768)	$62,310
Depreciation	-	(3,585)	(3,585)
Disposal of vessels	(42,674)	13,145	(29,529)
Leased vessels	7,000	-	7,000
Vessel impairment charge	(18,891)	-	(18,891)
December 31, 2015	$33,513	$(16,208)	$17,305
Depreciation	-	(1,939)	(1,939)
Disposal of vessels	(18,915)	16,956	(1,959)
Leased vessels	(7,000)	-	(7,000)
Vessel impairment charge	(4,286)		(4,286)
December 31, 2016	$3,312	$(1,191)	$2,121